SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2021	Jul. 17, 2015
Statement [Line Items]
Shares based compensation recognized expense		$ 657,838
Shares based compensation unrecognized compensation		$ 86,749
Fair value per share		$ 2.50
Dr. Averback [Member]
Statement [Line Items]
Restricted shares granted	3,000,000
equity compensation reward		$ 750,000
Restricted shares granted monthly	250,000
Total rerestricted shares granted			21,000,000
Proceeds from issuance of shares	$ 8,000,000
Fair value per share			$ 1.36